Common Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Measured on Recurring Basis [Abstract]
Schedule of Common Stock Warrant Activity

The following table summarizes common stock warrant activity for the six months ended June 30, 2026:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2025	10,176,273	$1.08
Retroactive application of reverse recapitalization	(5,073,888)
Outstanding at December 31, 2025	5,102,385	2.15
Issued	5,250,146	0.55
Exercised	(2,030,812)	0.02
Outstanding at June 30, 2026	8,321,719	$1.66

The following table summarizes common stock warrant activity for the years ended December 31, 2025 and 2024:

	Number of warrants	Weighted Average Exercise Price
Outstanding at December 31, 2023	7,277,404	$1.49
Issued	250,000	0.01
Exercised	—	—
Canceled	—	—
Outstanding at December 31, 2024	7,527,404	$1.45
Issued	3,398,869	0.01
Exercised	(750,000)	0.01
Canceled	—	—
Outstanding at December 31, 2025	10,176,273	$1.08

Schedule of Fair Value of Common Stock Warrants

The fair value of common stock warrants issued was estimated using the following assumptions:

Six months ended June 30, 2026
Expected term (in years)	5-10
Expected volatility	65%
Risk-free rate	3.9% - 4.3%
Dividend yield	—

The fair value of common stock warrants issued was estimated using the following assumptions:

	2025	2024
Expected term (in years)	10	10
Expected volatility	79.6% - 79.9%	56.9%
Risk-free rate	4.1% - 4.2%	4.2%
Dividend yield	—	—